INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2022
Income from contract with customers [abstract]
INCOME FROM CONTRACTS WITH CUSTOMERS

NOTE 28 – NET INCOME FROM CONTRACTS WITH CUSTOMERS

Below is the detail of the income and expenses for commissions and fees of the continuing operations for the years ended as of December 31, 2022, 2021 and 2020:

	December 31,		December 31,		December 31,
Income from commissions and fees	2022		2021 (1)		2020 (1)
Banking service fees	Ps.	1,533,322	Ps.	1,364,835	Ps.	1,184,296
Pension and severance fund management		885,420		1,199,068		1,115,155
Debit and credit card fees		836,046		671,131		592,077
Trust activities and portfolio management services		353,285		336,637		343,268
Bonded warehouse services		187,237		169,386		155,253
Commissions on transfers, checks and checkbooks		25,181		25,187		31,113
Office network services		24,935		18,914		17,493
Other commissions and fees		29,013		10,771		8,586
Total income from commissions and fees	Ps.	3,874,439	Ps.	3,795,929	Ps.	3,447,241

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2022		2021 (1)		2020 (1)
Banking services	Ps.	(473,595)	Ps.	(371,380)	Ps.	(297,688)
Sales and services commissions		(340,918)		(227,510)		(216,457)
Fees paid to pension funds sales force		(97,470)		(87,499)		(74,752)
Information processing services of operators		(24,320)		(22,940)		(21,632)
Offices network services		(16,993)		(11,158)		(14,610)
Other		(17,380)		(11,255)		(10,574)
Total expenses from commissions and fees	Ps.	(970,676)		(731,742)		(635,713)
Net income from commissions and fees	Ps.	2,903,763	Ps.	3,064,187	Ps.	2,811,528

(1) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

Below is the detail of the income and cost from goods and services for the years ended as of December 31, 2022, 2021 and 2020:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2022		2021		2020
Energy and Gas	Ps.	5,718,808	Ps.	4,874,278	Ps.	4,509,551
Infrastructure		5,330,193		4,662,912		3,966,192
Hotels		532,337		285,692		139,782
Agribusiness		340,984		218,511		147,443
Other services		219,005		409,521		381,821
Total income from sales of goods and services (*)	Ps.	12,141,327	Ps.	10,450,914	Ps.	9,144,789

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2022		2021		2020
Cost of sales from companies from non-financial sector	Ps.	(5,575,912)	Ps.	(5,594,615)	Ps.	(4,766,263)
Allowance for impairment of loans and receivables		(59,073)		(51,064)		(46,078)
General and administrative expenses		(843,125)		(647,425)		(487,530)
Personnel expenses		(609,050)		(558,561)		(538,463)
Amortization		(305,488)		(263,755)		(230,396)
Depreciation		(103,972)		(117,246)		(119,813)
Depreciation of right of use assets		(35,294)		(34,374)		(36,002)
Employee bonuses		(11,569)		(38,766)		(28,722)
Commissions and fees expenses		(34,646)		(27,886)		(26,884)
Donations expenses		(16,739)		(16,178)		(35,622)
Labor severances		(1,363)		(2,109)		(5,715)
Total costs and expenses of sales goods and services	Ps.	(7,596,231)	Ps.	(7,351,979)	Ps.	(6,321,488)
Gross profit from sales of goods and services	Ps.	4,545,096	Ps.	3,098,935	Ps.	2,823,301